FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Fair Value Measurements at December 31, 2016

	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Investments:
Fixed maturities, available-for-sale:
Public Corporate	$—	$12,984	$28	$13,012
Private Corporate	—	6,223	817	7,040
U.S. Treasury, government and agency	—	10,336	—	10,336
States and political subdivisions	—	451	42	493
Foreign governments	—	390	—	390
Commercial mortgage-backed	—	22	349	371
Residential mortgage-backed(1)	—	314	—	314
Asset-backed(2)	—	36	24	60
Redeemable preferred stock	218	335	1	554
Subtotal	218	31,091	1,261	32,570
Other equity investments	3	—	5	8
Trading securities	478	8,656	—	9,134
Other invested assets:
Short-term investments	—	574	—	574
Assets of consolidated VIEs	342	205	6	553
Swaps	—	(925)	—	(925)
Credit Default Swaps	—	5	—	5
Futures	—	—	—	—
Options	—	960	—	960
Floors	—	11	—	11
Subtotal	342	830	6	1,178
Cash equivalents	1,529	—	—	1,529
Segregated securities	—	946	—	946
GMIB reinsurance contracts asset	—	—	10,316	10,316
Separate Accounts’ assets	108,085	2,818	313	111,216
Total Assets	$110,655	$44,341	$11,901	$166,897
Liabilities
GMxB derivative features’ liability	$—	$—	$5,348	$5,348
SCS, SIO, MSO and IUL indexed features’ liability	—	875	—	875
Liabilities of consolidated VIEs	248	2	—	250
Contingent payment arrangements	—	—	18	18
Total Liabilities	$248	$877	$5,366	$6,491

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
Fair Value Measurements at December 31, 2015

	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Investments:
Fixed maturities, available-for-sale:
Public Corporate	$—	$13,345	$31	$13,376
Private Corporate	—	6,537	389	6,926
U.S. Treasury, government and agency	—	8,775	—	8,775
States and political subdivisions	—	459	45	504
Foreign governments	—	414	1	415
Commercial mortgage-backed	—	30	503	533
Residential mortgage-backed(1)	—	640	—	640
Asset-backed(2)	—	37	40	77
Redeemable preferred stock	258	389	—	647
Subtotal	258	30,626	1,009	31,893
Other equity investments	16	—	49	65
Trading securities	735	6,151	—	6,886
Other invested assets:
Short-term investments	—	369	—	369
Swaps	—	230	—	230
Credit Default Swaps	—	(22)	—	(22)
Futures	(1)	—	—	(1)
Options	—	390	—	390
Floors	—	61	—	61
Currency Contracts	—	1	—	1
Subtotal	(1)	1,029	—	1,028
Cash equivalents	2,150	—	—	2,150
Segregated securities	—	565	—	565
GMIB reinsurance contracts asset	—	—	10,585	10,585
Separate Accounts’ assets	104,058	2,964	313	107,335
Total Assets	$107,216	$41,335	$11,956	$160,507
Liabilities
GMxB derivative features’ liability	$—	$—	$5,172	$5,172
SCS, SIO, MSO and IUL indexed features’ liability	—	298	—	298
Contingent payment arrangements	—	—	31	31
Total Liabilities	$—	$298	$5,203	$5,501

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Reconciliation of Assets and Liabilities at Level 3
Level 3 Instruments
Fair Value Measurements

	Corporate	State and Political Sub-divisions	Foreign Govts	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(In millions)
Balance, January 1, 2016	$420	$45	$1	$503	$—	$40
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	1	—	—	(67)	—	—
Subtotal	1	—	—	(67)	—	—
Other comprehensive income (loss)	7	(2)	—	14	—	1
Purchases	572	—	—	—	—	—
Sales	(142)	(1)	—	(87)	—	(8)
Transfers into Level 3(1)	25	—	—	—	—	—
Transfers out of Level 3(1)	(38)	—	(1)	(14)	—	(9)
Balance, December 31, 2016	$845	$42	$—	$349	$—	$24
Balance, January 1, 2015	$380	$47	$—	$715	$2	$53
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	3	—	—	1	—	—
Investment gains (losses), net	2	—	—	(38)	—	—
Subtotal	5	—	—	(37)	—	—
Other comprehensive income (loss)	(25)	(1)	—	64	—	(4)
Purchases	60	—	1	—	—	—
Sales	(38)	(1)	—	(175)	(2)	(9)
Transfers into Level 3(1)	99	—	—	—	—	—
Transfers out of Level 3(1)	(61)	—	—	(64)	—	—
Balance, December 31, 2015	$420	$45	$1	$503	$—	$40
Level 3 Instruments
Fair Value Measurements

	Corporate	State and Political Sub-divisions	Foreign Govts	Commercial Mortgage- backed	Residential Mortgage- backed	Asset- backed
	(In millions)
Balance, January 1, 2014	$291	$46	$—	$700	$4	$83
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	2	—	—	2	—	—
Investment gains (losses), net	3	—	—	(89)	—	—
Subtotal	5	—	—	(87)	—	—
Other comprehensive income (loss)	6	2	—	135	—	7
Purchases	162	—	—	—	—	—
Sales	(30)	(1)	—	(20)	(2)	(37)
Transfers into Level 3(1)	15	—	—	—	—	—
Transfers out of Level 3(1)	(69)	—	—	(13)	—	—
Balance, December 31, 2014	$380	$47	$—	$715	$2	$53

	Redeem able Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Accounts Assets	GMxB derivative features' liability	Contingent Payment Arrangement
	(In millions)
Balance, January 1, 2016	$—	$49	$10,585	$313	$(5,172)	31
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	—	—	19	—	—
Net derivative gains (losses)	—	—	(262)	—	137	—
Subtotal	—	—	(262)	19	137	—
Other comprehensive income (loss)	—	(2)	—	—	—	—
Purchases (3)	1	—	223	10	(317)	11
Sales (4)	—	—	(230)	—	4	—
Settlements (5)	—	—	—	(7)	—	(24)
Activities related to VIEs	—	20	—	—	—	—
Transfers into Level 3(1)	—	—	—	1	—	—
Transfers out of Level 3(1)	—	(56)	—	(23)	—	—
Balance, December 31, 2016	$1	$11	$10,316	$313	$(5,348)	$18
Balance, January 1, 2015	$—	$61	$10,725	$260	$(4,150)	42
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	—	—	—	—	—
Investment gains (losses), net	—	5	—	36	—	—
Net derivative gains (losses)	—	—	(316)	—	(749)	—
Subtotal	—	5	(316)	36	(749)	—
Purchases (3)	—	1	229	26	(274)	—
Sales (4)	—	(20)	(53)	(2)	1	(11)
Settlements (5)	—	—	—	(5)	—	—
Transfers into Level 3(1)	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	(2)	—	—
Balance, December 31, 2015	$—	$49	$10,585	$313	$(5,172)	$31

	Redeem able Preferred Stock	Other Equity Investments(2)	GMIB Reinsurance Asset	Separate Accounts Assets	GMxB derivative features' liability	Contingent Payment Arrangement
	(In millions)
Balance, January 1, 2014	$15	$52	$6,758	$237	$(2,025)	$38
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	—	3	—	—	—	—
Investment gains (losses), net	—	1	—	15	—	—
Net derivative gains (losses)	—	—	3,855	—	(1,874)	—
Subtotal	—	4	3,855	15	(1,874)	—
Purchases (3)	—	8	225	16	(251)	9
Sales (4)	(15)	(1)	(113)	(3)	—	(5)
Settlements (5)	—	—	—	(5)	—	—
Transfers into Level 3 (1)	—	—	—	—	—	—
Transfers out of Level 3 (1)	—	(2)	—	—	—	—
Balance, December 31, 2014	$—	$61	$10,725	$260	$(4,150)	$42

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

(2)	Includes Level 3 amounts for Trading securities and consolidated VIE investments.

(3)	For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.

(4)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.

(5)	For contingent payment arrangements, it represents payments under the arrangement.
The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

	Income (Loss)
	Investment Gains (Losses), Net	Net Derivative Gains (losses)	OCI
	(In millions)
Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$—	$11
State and political subdivisions	—	—	(1)
Commercial mortgage-backed	—	—	9
Asset-backed	—	—	1
Subtotal	$—	$—	$20
GMIB reinsurance contracts	—	(262)	—
Separate Accounts’ assets(1)	20	—	—
GMxB derivative features' liability	—	137	—
Total	$20	$(125)	$20
Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$—	$(25)
State and political subdivisions	—	—	(2)
Commercial mortgage-backed	—	—	61
Asset-backed	—	—	(4)
Subtotal	$—	$—	$30
GMIB reinsurance contracts	—	(316)	—
Separate Accounts’ assets(1)	36	—	—
GMxB derivative features' liability	—	(749)	—
Total	$36	$(1,065)	$30

Quantitative Information About Level 3 Fair Value Measurement
The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.
Quantitative Information about Level 3 Fair Value Measurements
December 31, 2016

	Fair Value	Valuation Technique	Significant Unobservable Input	Range
Assets:	(In millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$55	Matrix pricing model	Spread over the industry-specific benchmark yield curve	0 bps - 565 bps
	636	Market comparable companies	EBITDA multiples Discount rate Cash flow Multiples	4.3x - 25.6x 7.0% - 17.8% 14.0x - 16.5x
Asset-backed	2	Matrix pricing model	Spread over U.S. Treasury curve	25 bps - 687 bps
Separate Accounts’ assets	295	Third party appraisal	Capitalization rate Exit capitalization rate Discount rate	4.8% 5.7% 6.6%
	3	Discounted cash flow	Spread over U.S. Treasury curve Discount factor	273 bps - 512 bps 1.1% - 7.0%
GMIB reinsurance contract asset	10,316	Discounted cash flow	Lapse Rates Withdrawal rates GMIB Utilization Rates Non-performance risk Volatility rates—Equity	1.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 5 bps - 17 bps 11.0% - 38.0%
Liabilities:
GMIBNLG	5,184	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Annuitization NLG Forfeiture Rates Long-term equity Volatility	1.1% 1.2% - 26.2% 0.0% - 8.0% 0.0% - 16.0% 0.55% - 2.1% 20.0%
GWBL/GMWB	114	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 7.0% 100% after delay 9.0% - 35.0%
GIB	30	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% - 5.7% 0.0% - 8.0% 100% after delay 9.0% - 35.0%
GMAB	20	Discounted cash flow	Lapse Rates Volatility rates - Equity	1.0% - 11.0% 9.0% - 35.0%

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2015

	Fair Value	Valuation Technique	Significant Unobservable Input	Range
Assets:	(In millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$61	Matrix pricing model	Spread over the industry-specific benchmark yield curve	50 bps - 565 bps
	154	Market comparable companies	EBITDA multiples Discount rate Cash flow Multiples	7.8x - 19.1x 7.0% - 12.6% 14.0x - 16.5x
Asset-backed	3	Matrix pricing model	Spread over U.S. Treasury curve	30 bps - 687 bps
Other equity investments	10	Market comparable companies	Revenue multiple Marketable Discount	2.5x - 4.8x 30.0%
Separate Accounts’ assets	271	Third party appraisal	Capitalization rate Exit capitalization rate Discount rate	4.9% 5.9% 6.7%
	7	Discounted cash flow	Spread over U.S. Treasury curve Gross domestic product rate Discount factor	280 bps - 411 bps 0.0% - 1.1% 2.3% - 5.9%
GMIB reinsurance contract asset	10,585	Discounted cash flow	Lapse Rates Withdrawal rates GMIB Utilization Rates Non-performance risk Volatility rates - Equity	0.6% - 5.7% 0.2% - 8.0% 0.0% - 15% 5 bps - 18 bps 9% - 35%
Liabilities:
GMIBNLG	4,987	Discounted cash flow	Non-performance risk Lapse Rates Withdrawal Rates Annuitization NLG Forfeiture Rates Long-term equity Volatility	1.5% 1.2% - 26.2% 0.0% - 11.5% 0.0% - 16.0% 0.55% - 2.1% 20.0%
GWBL/GMWB	120	Discounted cash flow	Lapse Rates Withdrawal Rates Utilization Rates Volatility rates - Equity	1.0% -5.7% 0.0% - 7.0% 100% after delay 9.0% - 35.0%
GIB	35	Discounted cash flow	Withdrawal Rates Utilization Rates Volatility rates - Equity	0.0% - 8.0% 100% after delay 9.0% - 35.0%
GMAB	29	Discounted cash flow	Lapse Rates Volatility rates - Equity	1.0% - 11.0% 9.0% - 35.0%

Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(In millions)
December 31, 2016:
Mortgage loans on real estate	$9,757	$—	$—	$9,608	$9,608
Loans to affiliates	703	—	775	—	775
Policyholders liabilities: Investment contracts	2,226	—	—	2,337	2,337
Funding Agreements	2,255	—	2,202	—	2,202
Policy loans	3,361	—	—	4,257	4,257
Short-term debt	513	—	513	—	513
Separate Account Liabilities	6,194	—	—	6,194	6,194
December 31, 2015:
Mortgage loans on real estate	$7,171	$—	$—	$7,257	$7,257
Loans to affiliates	1,087	—	795	390	1,185
Policyholders liabilities: Investment contracts	7,325	—	—	7,430	7,430
Funding Agreements	500	—	500	—	500
Policy loans	3,393	—	—	4,343	4,343
Short-term debt	584	—	584	—	584
Separate Account Liabilities	5,124	—	—	5,124	5,124